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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07687

First American Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

FIRST AMERICAN FUNDS.	2006
Semiannual Report

LIFECYCLE
FUNDS

TABLE OF CONTENTS

Schedule of Investments	6

Statements of Assets and Liabilities	8

Statements of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	18

Notice to Shareholders	24

Lifecycle Funds are “funds of funds” comprised of holdings in several different First American Funds, which may include small-cap, mid-cap, large-cap, money market, international, sector, and/or debt securities. The investment advisor allocates and reallocates the funds’ assets among the underlying First American Funds within ranges designed to meet the investment objectives. See the funds’ prospectus for special risks, which may be associated with the underlying funds.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

• The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

• The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

Strategy Aggressive Growth Allocation fund

Expense Example

As a shareholder of the Strategy Aggressive Growth Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (9/01/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/01/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,088.30	$2.07
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class B Actual[2]	$1,000.00	$1,083.90	$5.94
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C Actual[2]	$1,000.00	$1,084.90	$5.94
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class R Actual[2]	$1,000.00	$1,087.70	$3.36
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y Actual[2]	$1,000.00	$1,089.70	$0.78
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 2006[3] (% of net assets)
International	30.4%
Large Cap Growth Opportunities	21.2%
Large Cap Value	14.4%
Large Cap Select	12.4%
Mid Cap Growth Opportunities	4.5%
Real Estate Securities	3.6%
Mid Cap Value	2.5%
Equity Income	2.4%
Prime Obligations	2.1%
Equity Index	2.0%
Inflation Protected Securities	1.9%
Small Cap Select	1.1%
Small Cap Growth Opportunities	1.1%
Small Cap Value	0.9%

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Equity Funds	96.5%
Fixed Income Fund	1.9%
Short-Term Investment	2.1%
Other Assets and Liabilities, Net	(0.5)%
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six-month period ended February 28, 2006 of 8.83%, 8.39%, 8.49%, 8.77%, and 8.97% for Class A, Class B, Class C, Class R, and Class Y, respectively.

3  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Strategy Growth Allocation fund

Expense Example

As a shareholder of the Strategy Growth Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (9/01/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/01/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,073.50	$2.06
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class B Actual[2]	$1,000.00	$1,069.60	$5.90
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C Actual[2]	$1,000.00	$1,069.10	$5.90
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class R Actual[2]	$1,000.00	$1,071.80	$3.34
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y Actual[2]	$1,000.00	$1,074.80	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 2006[3] (% of net assets)
International	24.5%
Large Cap Growth Opportunities	19.2%
Large Cap Value	12.7%
Large Cap Select	10.9%
Core Bond	9.5%
Inflation Protected Securities	3.9%
Equity Income	3.8%
Real Estate Securities	3.1%
Equity Index	3.0%
Mid Cap Growth Opportunities	2.6%
Prime Obligations	1.9%
Mid Cap Value	1.7%
High Income Bond	1.5%
Small Cap Select	1.1%
Small Cap Growth Opportunities	0.9%

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Equity Funds	83.5%
Fixed Income Funds	14.9%
Short-Term Investment	1.9%
Other Assets and Liabilities, Net	(0.3)%
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six-month period ended February 28, 2006 of 7.35%, 6.96%, 6.91%, 7.18%, and 7.48% for Class A, Class B, Class C, Class R, and Class Y, respectively.

3  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Strategy Growth & Income Allocation fund

Expense Example

As a shareholder of the Strategy Growth & Income Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (9/01/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/01/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,060.40	$2.04
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class B Actual[2]	$1,000.00	$1,057.10	$5.87
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C Actual[2]	$1,000.00	$1,056.90	$5.86
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class R Actual[2]	$1,000.00	$1,059.70	$3.32
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y Actual[2]	$1,000.00	$1,060.80	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 2006[3] (% of net assets)
Core Bond	21.2%
International	20.6%
Large Cap Growth Opportunities	13.3%
Large Cap Value	10.6%
Large Cap Select	9.6%
Inflation Protected Securities	5.7%
Equity Index	4.1%
Equity Income	3.6%
Real Estate Securities	2.8%
High Income Bond	2.5%
Mid Cap Growth Opportunities	2.1%
Mid Cap Value	1.6%
Prime Obligations	1.4%
Small Cap Select	1.2%

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Equity Funds	69.5%
Fixed Income Funds	29.4%
Short-Term Investment	1.4%
Other Assets and Liabilities, Net	(0.3)%
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six-month period ended February 28, 2006 of 6.04%, 5.71%, 5.69%, 5.97%, and 6.08% for Class A, Class B, Class C, Class R, and Class Y, respectively.

3  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Strategy Income Allocation fund

Expense Example

As a shareholder of the Strategy Income Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005, to February 28, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (9/01/05)	Ending Account Value (2/28/06)	Expenses Paid During Period[1] (9/01/05 to 2/28/06)
Class A Actual[2]	$1,000.00	$1,028.30	$2.01
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01
Class B Actual[2]	$1,000.00	$1,024.80	$5.77
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C Actual[2]	$1,000.00	$1,024.70	$5.77
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class R Actual[2]	$1,000.00	$1,027.70	$3.27
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y Actual[2]	$1,000.00	$1,029.60	$0.75
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Allocation by Underlying Fund as of February 28, 2006[3] (% of net assets)
Core Bond	44.8%
Inflation Protected Securities	12.8%
International	11.7%
Equity Income	7.0%
Large Cap Select	5.8%
Equity Index	5.3%
Large Cap Growth Opportunities	5.3%
High Income Bond	3.3%
Large Cap Value	1.4%
Real Estate Securities	1.3%
Prime Obligations	1.1%

Portfolio Allocation as of February 28, 2006[3] (% of net assets)
Fixed Income Funds	60.9%
Equity Funds	37.8%
Short-Term Investment	1.1%
Other Assets and Liabilities, Net	0.2%
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Based on the actual returns for the six-month period ended February 28, 2006 of 2.83%, 2.48%, 2.47%, 2.77%, and 2.96% for Class A, Class B, Class C, Class R, and Class Y, respectively.

3  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments February 28, 2006 (unaudited)

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 96.5%
First American Investment Funds, Inc. (a)
Equity Income Fund	199,831	$2,910
Equity Index Fund	98,545	2,361
International Fund	2,683,421	36,548
Large Cap Growth Opportunities Fund (b)	844,547	25,564
Large Cap Select Fund	1,030,545	14,860
Large Cap Value Fund	852,238	17,283
Mid Cap Growth Opportunities Fund (b)	124,438	5,417
Mid Cap Value Fund	119,134	3,012
Real Estate Securities Fund	196,482	4,323
Small Cap Growth Opportunities Fund (b)	57,937	1,313
Small Cap Select Fund (b)	90,968	1,382
Small Cap Value Fund	74,758	1,095
Total Equity Funds (Cost $100,474)		116,068
Fixed Income Fund – 1.9%
First American Investment Funds, Inc. (a) Inflation Protected Securities Fund (Cost $2,340)	235,053	2,304
Short-Term Investment – 2.1%
First American Funds, Inc. (c) Prime Obligations Fund (Cost $2,470)	2,470,495	2,470
Total Affiliated Investment Companies – 100.5% (Cost $105,284)		120,842
Other Assets and Liabilities, Net – (0.5)%		(618)
Total Net Assets – 100.0%		$120,224

(a)  Investments in these funds are made in the Y share class.

(b)  Fund paid no dividends during the twelve-month period ended February 28, 2006.

(c)  Investment in this fund is made in the Z share class.

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 83.5%
First American Investment Funds, Inc. (a)
Equity Income Fund	410,953	$5,983
Equity Index Fund	197,505	4,732
International Fund	2,814,535	38,334
Large Cap Growth Opportunities Fund (b)	993,292	30,067
Large Cap Select Fund	1,176,891	16,971
Large Cap Value Fund	979,286	19,860
Mid Cap Growth Opportunities Fund (b)	91,834	3,998
Mid Cap Value Fund	104,622	2,645
Real Estate Securities Fund	221,373	4,870
Small Cap Growth Opportunities Fund (b)	62,182	1,409
Small Cap Select Fund (b)	112,439	1,708
Total Equity Funds (Cost $112,520)		130,577
Fixed Income Funds – 14.9%
First American Investment Funds, Inc. (a)
Core Bond Fund	1,349,798	14,807
High Income Bond Fund	256,137	2,428
Inflation Protected Securities Fund	622,092	6,097
Total Fixed Income Funds (Cost $23,808)		23,332
Short-Term Investment – 1.9%
First American Funds, Inc. (c) Prime Obligations Fund (Cost $2,889)	2,888,806	2,889
Total Affiliated Investment Companies – 100.3% (Cost $139,217)		156,798
Other Assets and Liabilities, Net – (0.3)%		(442)
Total Net Assets – 100.0%		$156,356

(a)  Investments in these funds are made in the Y share class.

(b)  Fund paid no dividends during the twelve-month period ended February 28, 2006.

(c)  Investment in this fund is made in the Z share class.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Strategy Growth & Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 69.5%
First American Investment Funds, Inc. (a)
Equity Income Fund	649,616	$9,458
Equity Index Fund	445,608	10,677
International Fund	3,968,284	54,048
Large Cap Growth Opportunities Fund (b)	1,151,711	34,862
Large Cap Select Fund	1,753,405	25,284
Large Cap Value Fund	1,376,835	27,922
Mid Cap Growth Opportunities Fund (b)	130,315	5,673
Mid Cap Value Fund	167,667	4,239
Real Estate Securities Fund	329,608	7,251
Small Cap Select Fund (b)	204,663	3,109
Total Equity Funds (Cost $148,167)		182,523
Fixed Income Funds – 29.4%
First American Investment Funds, Inc. (a)
Core Bond Fund	5,080,163	55,729
High Income Bond Fund	700,174	6,638
Inflation Protected Securities Fund	1,518,424	14,881
Total Fixed Income Funds (Cost $78,943)		77,248
Short-Term Investment – 1.4%
First American Funds, Inc. (c) Prime Obligations Fund (Cost $3,690)	3,690,245	3,690
Total Affiliated Investment Companies – 100.3% (Cost $230,800)		263,461
Other Assets and Liabilities, Net – (0.3)%		(730)
Total Net Assets – 100.0%		$262,731

(a)  Investments in these funds are made in the Y share class.

(b)  Fund paid no dividends during the twelve-month period ended February 28, 2006.

(c)  Investment in this fund is made in the Z share class.

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 37.8%
First American Investment Funds, Inc. (a)
Equity Income Fund	456,922	$6,653
Equity Index Fund	211,533	5,068
International Fund	816,781	11,125
Large Cap Growth Opportunities Fund (b)	167,077	5,057
Large Cap Select Fund	384,294	5,542
Large Cap Value Fund	67,002	1,359
Real Estate Securities Fund	58,009	1,276
Total Equity Funds (Cost $30,845)		36,080
Fixed Income Funds – 60.9%
First American Investment Funds, Inc. (a)
Core Bond Fund	3,894,927	42,727
High Income Bond Fund	334,731	3,173
Inflation Protected Securities Fund	1,239,030	12,143
Total Fixed Income Funds (Cost $59,819)		58,043
Short-Term Investment – 1.1%
First American Funds, Inc. (c) Prime Obligations Fund (Cost $1,025)	1,024,994	1,025
Total Affiliated Investment Companies – 99.8% (Cost $91,689)		95,148
Other Assets and Liabilities, Net – 0.2%		183
Total Net Assets – 100.0%		$95,331

(a)  Investments in these funds are made in the Y share class.

(b)  Fund paid no dividends during the twelve-month period ended February 28, 2006.

(c)  Investment in this fund is made in the Z share class.

FIRST AMERICAN FUNDS Semiannual Report 2006

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities February 28, 2006 (unaudited), in thousands, except for per share data

	Strategy Aggressive Growth Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
ASSETS:
Investments in affiliated funds, at value (cost: $105,284, $139,217, $230,800, $91,689) (note 2)	$120,842	$156,798	$263,461	$95,148
Receivable for dividends and interest	5	7	9	2
Receivable for capital shares sold	259	242	235	219
Receivable from advisor	40	40	50	28
Prepaid expenses and other assets	30	29	30	29
Total assets	121,176	157,116	263,785	95,426
LIABILITIES:
Payable for affiliated investment funds purchased	800	600	300	—
Payable for capital shares redeemed	82	75	634	38
Payable to affiliates (note 3)	35	44	67	27
Payable for distribution and shareholder servicing fees	15	21	33	10
Accrued expenses and liabilities	20	20	20	20
Total liabilities	952	760	1,054	95
Net assets	$120,224	$156,356	$262,731	$95,331
COMPOSITION OF NET ASSETS:
Portfolio capital	$138,289	$158,369	$259,899	$92,217
Undistributed (distributions in excess of) net investment income	(31)	114	470	399
Accumulated net realized loss on investments (note 2)	(33,592)	(19,708)	(30,299)	(744)
Net unrealized appreciation of investments	15,558	17,581	32,661	3,459
Net assets	$120,224	$156,356	$262,731	$95,331
Class A:
Net assets	$61,546	$70,908	$130,312	$30,866
Shares issued and outstanding ($0.01 par value — 10 billion authorized)	5,249	6,213	12,051	2,728
Net asset value and redemption price per share	$11.72	$11.41	$10.81	$11.31
Maximum offering price per share (1)	$12.40	$12.07	$11.44	$11.97
Class B:
Net assets	$2,556	$5,746	$5,598	$3,036
Shares issued and outstanding ($0.01 par value — 10 billion authorized)	221	508	521	270
Net asset value, offering price, and redemption price per share (2)	$11.55	$11.30	$10.75	$11.26
Class C:
Net assets	$2,053	$4,532	$4,403	$1,829
Shares issued and outstanding ($0.01 par value — 10 billion authorized)	178	400	409	162
Net asset value, offering price, and redemption price per share (2)	$11.56	$11.34	$10.76	$11.28
Class R:
Net assets	$15	$133	$74	$36
Shares issued and outstanding ($0.01 par value — 20 billion authorized)	1	12	7	3
Net asset value, offering price, and redemption price per share	$11.69	$11.37	$10.77	$11.31
Class Y:
Net assets	$54,054	$75,037	$122,344	$59,564
Shares issued and outstanding ($0.01 par value — 10 billion authorized)	4,613	6,574	11,337	5,264
Net asset value, offering price, and redemption price per share	$11.72	$11.41	$10.79	$11.31

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended February 28, 2006 (unaudited), in thousands

	Strategy Aggressive Growth Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,696	$2,436	$4,759	$2,201
Other income	2	—	—	—
Total investment income	1,698	2,436	4,759	2,201
EXPENSES (note 3):
Investment advisory fees	134	179	317	114
Administration fees	71	94	164	61
Transfer agent fees	114	148	257	95
Custodian fees	3	4	6	2
Registration fees	27	24	25	24
Professional fees	20	20	20	20
Postage and printing fees	9	12	21	7
Directors' fees	8	8	8	7
Other expenses	10	10	10	10
Distribution and shareholder servicing fees – Class A	71	86	167	38
Distribution and shareholder servicing fees – Class B	11	24	24	15
Distribution and shareholder servicing fees – Class C	9	21	19	8
Distribution and shareholder servicing fees – Class R (1)	—	—	—	—
Total expenses	487	630	1,038	401
Less: Fee waivers (note 3)	(315)	(391)	(637)	(272)
Total net expenses	172	239	401	129
Investment income – net	1,526	2,197	4,358	2,072
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	1,897	1,839	3,619	266
Net realized gain (loss) on investments in affiliated funds	668	899	(514)	756
Net change in unrealized appreciation or depreciation of investments in affiliated funds	5,274	5,449	7,722	(439)
Net gain on investments	7,839	8,187	10,827	583
Net increase in net assets resulting from operations	$9,365	$10,384	$15,185	$2,655

(1) Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets in thousands

	Strategy Aggressive Growth Allocation Fund			Strategy Growth Allocation Fund			Strategy Growth & Income Allocation Fund			Strategy Income Allocation Fund
	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six-Month Period Ended 2/28/06 (unaudited)	Eleven-Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$1,526	$1,374	$820	$2,197	$2,136	$1,764	$4,358	$4,860	$4,555	$2,072	$2,317	$2,274
Capital gain distributions received from underlying affiliated funds	1,897	1,394	—	1,839	1,523	—	3,619	1,897	—	266	227	—
Net realized gain (loss) on investments in affiliated funds	668	1,045	(4,637)	899	1,016	(7,077)	(514)	(231)	(11,137)	756	2,431	638
Net change in unrealized appreciation or depreciation of investments in affiliated funds	5,274	9,665	16,106	5,449	12,078	19,645	7,722	20,693	30,602	(439)	1,430	1,009
Net increase in net assets resulting from operations	9,365	13,478	12,289	10,384	16,753	14,332	15,185	27,219	24,020	2,655	6,405	3,921
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(801)	(771)	(490)	(1,039)	(1,056)	(1,016)	(2,324)	(2,323)	(2,465)	(692)	(619)	(910)
Class B	(26)	(18)	(4)	(59)	(30)	(10)	(68)	(37)	(21)	(57)	(43)	(37)
Class C	(22)	(13)	(5)	(49)	(31)	(32)	(54)	(38)	(38)	(29)	(21)	(35)
Class R	—	—	(8)	(2)	(1)	(32)	(1)	—	(68)	—	—	(26)
Class Y	(737)	(543)	(305)	(1,099)	(853)	(663)	(2,039)	(1,864)	(1,937)	(1,345)	(1,184)	(1,251)
Return of Capital:
Class A	—	—	(3)	—	—	(3)	—	—	(9)	—	—	(4)
Class B (1)	—	—	—	—	—	—	—	—	—	—	—	—
Class C (1)	—	—	—	—	—	—	—	—	—	—	—	—
Class R (1)	—	—	—	—	—	—	—	—	—	—	—	—
Class Y	—	—	(2)	—	—	(2)	—	—	(7)	—	—	(6)
Total distributions	(1,586)	(1,345)	(817)	(2,248)	(1,971)	(1,758)	(4,486)	(4,262)	(4,545)	(2,123)	(1,867)	(2,269)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	9,004	12,189	14,641	8,492	17,843	18,719	11,572	20,823	26,815	3,774	9,786	11,742
Reinvestment of distributions	794	767	488	1,030	1,051	1,009	2,303	2,306	2,461	663	590	875
Payments for redemptions	(6,756)	(24,216)	(24,324)	(10,419)	(30,325)	(30,958)	(26,234)	(34,519)	(58,512)	(4,880)	(9,817)	(17,007)
Increase (decrease) in net assets from Class A transactions	3,042	(11,260)	(9,195)	(897)	(11,431)	(11,230)	(12,359)	(11,390)	(29,236)	(443)	559	(4,390)
Class B:
Proceeds from sales	523	705	727	1,380	1,545	1,949	1,376	1,557	1,833	275	758	1,766
Reinvestment of distributions	26	17	4	58	31	10	67	37	21	51	36	32
Payments for redemptions	(126)	(373)	(42)	(195)	(409)	(122)	(256)	(437)	(332)	(216)	(569)	(149)
Increase in net assets from Class B transactions	423	349	689	1,243	1,167	1,837	1,187	1,157	1,522	110	225	1,649
Class C:
Proceeds from sales	572	723	402	622	1,095	829	953	766	1,957	536	643	816
Reinvestment of distributions	22	13	5	49	31	32	43	31	37	27	20	33
Payments for redemptions	(167)	(448)	(255)	(352)	(668)	(1,254)	(328)	(885)	(2,202)	(189)	(676)	(1,058)
Increase (decrease) in net assets from Class C transactions	427	288	152	319	458	(393)	668	(88)	(208)	374	(13)	(209)
Class R:
Proceeds from sales	10	4	343	48	27	1,502	51	21	764	26	10	658
Reinvestment of distributions	—	—	8	1	—	32	1	—	68	1	—	26
Payments for redemptions	—	—	(1,475)	(15)	—	(4,242)	(1)	—	(5,936)	—	(2)	(1,721)
Increase (decrease) in net assets from Class R transactions	10	4	(1,124)	34	27	(2,708)	51	21	(5,104)	27	8	(1,037)
Class Y:
Proceeds from sales	12,939	18,166	6,210	13,705	18,384	7,120	20,164	20,472	15,508	6,500	12,406	31,253
Reinvestment of distributions	660	524	282	1,029	848	663	1,937	1,817	1,921	1,268	1,165	1,242
Payments for redemptions	(4,753)	(8,973)	(11,935)	(4,051)	(9,097)	(8,719)	(8,752)	(22,969)	(19,431)	(3,852)	(10,196)	(7,412)
Increase (decrease) in net assets from Class Y transactions	8,846	9,717	(5,443)	10,683	10,135	(936)	13,349	(680)	(2,002)	3,916	3,375	25,083
Increase (decrease) in net assets from capital share transactions	12,748	(902)	(14,921)	11,382	356	(13,430)	2,896	(10,980)	(35,028)	3,984	4,154	21,096
Total increase (decrease) in net assets	20,527	11,231	(3,449)	19,518	15,138	(856)	13,595	11,977	(15,553)	4,516	8,692	22,748
Net assets at beginning of period	99,697	88,466	91,915	136,838	121,700	122,556	249,136	237,159	252,712	90,815	82,123	59,375
Net assets at end of period	$120,224	$99,697	$88,466	$156,356	$136,838	$121,700	$262,731	$249,136	$237,159	$95,331	$90,815	$82,123
Undistributed (distributions in excess of ) net investment income at end of period	$(31)	$29	$8	$114	$165	$13	$470	$598	$33	$399	$450	$37

  (1)  For the year ended 9/30/04 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (8)	Net Asset Value End of Period	Total Return (9)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Aggressive Growth Allocation Fund (1)
Class A
2006	(2)	$10.92	$0.15	$0.81	$(0.16)	$—	$—	$11.72	8.83%	$61,546	0.40%	2.73%	0.99%	2.14%	7%
2005	(3)	9.58	0.15	1.33	(0.14)	—	—	10.92	15.53	54,452	0.40	1.55	0.94	1.01	35
2004	(4)	8.49	0.08	1.08	(0.07)	—	—	9.58	13.72	58,200	0.40	0.83	0.91	0.32	12
2003	(4)	7.01	0.05	1.48	(0.05)	—	—	8.49	21.83	59,895	0.40	0.60	0.92	0.08	20
2002	(4)	8.59	0.07	(1.34)	(0.07)	(0.24)	—	7.01	(15.58)	57,711	0.40	0.73	0.95	0.18	18
2001	(5)	8.32	—	0.27	—	—	—	8.59	3.25	85,656	0.57	(0.56)	0.84	(0.83)	27
Class B
2006	(2)	$10.78	$0.11	$0.79	$(0.13)	$—	$—	$11.55	8.39%	$2,556	1.15%	1.97%	1.74%	1.38%	7%
2005	(3)	9.49	0.07	1.33	(0.11)	—	—	10.78	14.79	1,979	1.15	0.69	1.69	0.15	35
2004	(4)	8.45	(0.01)	1.10	(0.05)	—	—	9.49	12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
2003	(4)	7.00	(0.01)	1.47	(0.01)	—	—	8.45	20.91	651	1.15	(0.15)	1.66	(0.66)	20
2002	(4)	8.59	—	(1.34)	(0.01)	(0.24)	—	7.00	(16.22)	251	1.15	(0.04)	1.70	(0.59)	18
2001	(5)	8.32	—	0.27	—	—	—	8.59	3.25	100	—	—	—	—	27
Class C
2006	(2)	$10.78	$0.11	$0.80	$(0.13)	$—	$—	$11.56	8.49%	$2,053	1.15%	2.07%	1.74%	1.48%	7%
2005	(3)	9.49	0.07	1.33	(0.11)	—	—	10.78	14.79	1,499	1.15	0.73	1.69	0.19	35
2004	(4)	8.45	—	1.09	(0.05)	—	—	9.49	12.88	1,054	1.15	0.01	1.66	(0.50)	12
2003	(4)	7.01	(0.01)	1.46	(0.01)	—	—	8.45	20.74	798	1.15	(0.15)	1.66	(0.66)	20
2002	(4)	8.59	—	(1.33)	(0.01)	(0.24)	—	7.01	(16.11)	282	1.15	(0.02)	1.70	(0.59)	18
2001	(5)	8.32	—	0.27	—	—	—	8.59	3.25	71	0.39	(0.39)	0.52	(0.52)	27
Class R
2006	(2)	$10.89	$0.12	$0.83	$(0.15)	$—	$—	$11.69	8.77%	$15	0.65%	2.23%	1.39%	1.49%	7%
2005	(3)	9.56	0.07	1.39	(0.13)	—	—	10.89	15.33	5	0.65	0.67	1.34	(0.02)	35
2004	(4)(6)	8.47	0.11	1.05	(0.07)	—	—	9.56	13.70	1	0.40	1.13	0.91	0.62	12
2003	(4)	7.00	0.05	1.47	(0.05)	—	—	8.47	21.73	990	0.40	0.61	0.92	0.09	20
2002	(4)	8.59	0.06	(1.34)	(0.07)	(0.24)	—	7.00	(15.65)	772	0.40	0.76	0.95	0.21	18
2001	(4)(7)	13.93	0.10	(3.16)	(0.09)	(2.19)	—	8.59	(25.77)	—	0.40	0.93	0.82	0.51	27
Class Y
2006	(2)	$10.92	$0.17	$0.80	$(0.17)	$—	$—	$11.72	8.97%	$54,054	0.15%	3.05%	0.74%	2.46%	7%
2005	(3)	9.57	0.17	1.34	(0.16)	—	—	10.92	15.87	41,762	0.15	1.74	0.69	1.20	35
2004	(4)	8.48	0.10	1.09	(0.10)	—	—	9.57	14.02	27,790	0.15	1.08	0.66	0.57	12
2003	(4)	7.01	0.06	1.47	(0.06)	—	—	8.48	21.99	29,581	0.15	0.86	0.67	0.34	20
2002	(4)	8.59	0.08	(1.32)	(0.10)	(0.24)	—	7.01	(15.36)	21,009	0.15	0.97	0.70	0.42	18
2001	(5)	8.32	—	0.27	—	—	—	8.59	3.25	2	—	—	—	—	27
Strategy Growth Allocation Fund (1)
Class A
2006	(2)	$10.79	$0.16	$0.63	$(0.17)	$—	$—	$11.41	7.35%	$70,908	0.40%	2.96%	0.95%	2.41%	5%
2005	(3)	9.64	0.16	1.14	(0.15)	—	—	10.79	13.56	67,968	0.40	1.72	0.92	1.20	34
2004	(4)	8.72	0.13	0.92	(0.13)	—	—	9.64	12.03	71,246	0.40	1.33	0.89	0.84	12
2003	(4)	7.42	0.11	1.30	(0.11)	—	—	8.72	19.06	74,969	0.40	1.30	0.90	0.80	23
2002	(4)	9.01	0.14	(1.22)	(0.15)	(0.36)	—	7.42	(13.04)	75,893	0.40	1.56	0.88	1.08	22
2001	(5)	8.77	—	0.24	—	—	—	9.01	2.74	114,716	0.64	(0.60)	0.92	(0.88)	26
Class B
2006	(2)	$10.69	$0.12	$0.62	$(0.13)	$—	$—	$11.30	6.96%	$5,746	1.15%	2.25%	1.70%	1.70%	5%
2005	(3)	9.57	0.08	1.14	(0.10)	—	—	10.69	12.78	4,225	1.15	0.88	1.67	0.36	34
2004	(4)	8.69	0.04	0.93	(0.09)	—	—	9.57	11.17	2,692	1.15	0.41	1.64	(0.08)	12
2003	(4)	7.40	0.05	1.29	(0.05)	—	—	8.69	18.18	767	1.15	0.49	1.64	—	23
2002	(4)	9.01	0.07	(1.21)	(0.11)	(0.36)	—	7.40	(13.65)	182	1.15	0.85	1.63	0.37	22
2001	(5)	8.77	—	0.24	—	—	—	9.01	2.74	—	—	—	—	—	26
Class C
2006	(2)	$10.73	$0.12	$0.62	$(0.13)	$—	$—	$11.34	6.91%	$4,532	1.15%	2.21%	1.70%	1.66%	5%
2005	(3)	9.59	0.09	1.15	(0.10)	—	—	10.73	12.94	3,976	1.15	0.91	1.67	0.39	34
2004	(4)	8.71	0.05	0.92	(0.09)	—	—	9.59	11.12	3,130	1.15	0.56	1.64	0.07	12
2003	(4)	7.41	0.05	1.30	(0.05)	—	—	8.71	18.24	3,206	1.15	0.55	1.65	0.05	23
2002	(4)	9.00	0.07	(1.21)	(0.09)	(0.36)	—	7.41	(13.59)	2,100	1.15	0.84	1.63	0.36	22
2001	(5)	8.77	—	0.23	—	—	—	9.00	2.62	45	0.33	(0.33)	0.55	(0.55)	26

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the eleven-month fiscal period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to
August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

  (6)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (7)  On September 24, 2001, existing shares were designated as Class A shares.

  (8)  Includes a tax return of capital of less than $ 0.01 for the period ended September 30, 2004.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (10)  Expense ratios do not include expenses of the underlying funds.

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (8)	Net Asset Value End of Period	Total Return (9)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Growth Allocation Fund (1) (continued)
Class R
2006	(2)	$10.76	$0.17	$0.60	$(0.16)	$—	$—	$11.37	7.18%	$133	0.65%	3.03%	1.35%	2.33%	5%
2005	(3)	9.61	0.13	1.15	(0.13)	—	—	10.76	13.41	93	0.65	1.42	1.32	0.75	34
2004	(4)(6)	8.69	0.14	0.90	(0.12)	—	—	9.61	12.03	57	0.40	1.42	0.89	0.93	12
2003	(4)	7.41	0.11	1.28	(0.11)	—	—	8.69	18.83	2,525	0.40	1.33	0.90	0.83	23
2002	(4)	9.01	0.14	(1.23)	(0.15)	(0.36)	—	7.41	(13.10)	643	0.40	1.67	0.88	1.19	22
2001	(4)(7)	13.21	0.20	(2.54)	(0.18)	(1.68)	—	9.01	(20.22)	—	0.40	1.87	0.81	1.46	26
Class Y
2006	(2)	$10.79	$0.18	$0.62	$(0.18)	$—	$—	$11.41	7.48%	$75,037	0.15%	3.29%	0.70%	2.74%	5%
2005	(3)	9.64	0.18	1.14	(0.17)	—	—	10.79	13.78	60,576	0.15	1.94	0.67	1.42	34
2004	(4)	8.71	0.15	0.92	(0.14)	—	—	9.64	12.34	44,575	0.15	1.57	0.64	1.08	12
2003	(4)	7.41	0.12	1.30	(0.12)	—	—	8.71	19.38	41,089	0.15	1.56	0.65	1.06	23
2002	(4)	9.00	0.15	(1.21)	(0.17)	(0.36)	—	7.41	(12.84)	24,641	0.15	1.73	0.63	1.25	22
2001	(5)	8.77	—	0.23	—	—	—	9.00	2.62	14	—	—	—	—	26
Strategy Growth & Income Allocation Fund (1)
Class A
2006	(2)	$10.37	$0.18	$0.44	$(0.18)	$—	$—	$10.81	6.04%	$130,312	0.40%	3.35%	0.90%	2.85%	5%
2005	(3)	9.44	0.19	0.91	(0.17)	—	—	10.37	11.68	137,084	0.40	2.07	0.90	1.57	29
2004	(4)	8.73	0.17	0.71	(0.17)	—	—	9.44	10.09	135,413	0.40	1.80	0.89	1.31	12
2003	(4)	7.67	0.16	1.06	(0.16)	—	—	8.73	16.12	153,238	0.40	2.01	0.89	1.52	19
2002	(4)	9.02	0.21	(1.03)	(0.22)	(0.31)	—	7.67	(9.91)	131,338	0.40	2.36	0.83	1.93	20
2001	(5)	8.82	—	0.20	—	—	—	9.02	2.27	200,596	0.56	(0.52)	0.78	(0.74)	32
Class B
2006	(2)	$10.31	$0.14	$0.44	$(0.14)	$—	$—	$10.75	5.71%	$5,598	1.15%	2.67%	1.65%	2.17%	5%
2005	(3)	9.40	0.12	0.90	(0.11)	—	—	10.31	10.93	4,206	1.15	1.26	1.65	0.76	29
2004	(4)	8.70	0.09	0.71	(0.10)	—	—	9.40	9.23	2,739	1.15	1.00	1.64	0.51	12
2003	(4)	7.65	0.11	1.05	(0.11)	—	—	8.70	15.25	1,114	1.15	1.20	1.63	0.72	19
2002	(4)	9.02	0.14	(1.00)	(0.20)	(0.31)	—	7.65	(10.43)	287	1.15	1.64	1.58	1.21	20
2001	(5)	8.82	—	0.20	—	—	—	9.02	2.27	—	—	—	—	—	32
Class C
2006	(2)	$10.32	$0.14	$0.44	$(0.14)	$—	$—	$10.76	5.69%	$4,403	1.15%	2.63%	1.65%	2.13%	5%
2005	(3)	9.41	0.12	0.90	(0.11)	—	—	10.32	10.89	3,576	1.15	1.30	1.65	0.80	29
2004	(4)	8.70	0.09	0.72	(0.10)	—	—	9.41	9.28	3,342	1.15	1.01	1.64	0.52	12
2003	(4)	7.64	0.11	1.06	(0.11)	—	—	8.70	15.35	3,306	1.15	1.24	1.63	0.76	19
2002	(4)	9.02	0.14	(1.02)	(0.19)	(0.31)	—	7.64	(10.57)	2,395	1.15	1.63	1.58	1.20	20
2001	(5)	8.82	—	0.20	—	—	—	9.02	2.27	—	—	—	—	—	32
Class R
2006	(2)	$10.33	$0.17	$0.44	$(0.17)	$—	$—	$10.77	5.97%	$74	0.65%	3.17%	1.30%	2.52%	5%
2005	(3)	9.41	0.12	0.96	(0.16)	—	—	10.33	11.52	22	0.65	1.31	1.30	0.66	29
2004	(4)(6)	8.70	0.18	0.68	(0.15)	—	—	9.41	9.93	1	0.40	1.91	0.89	1.42	12
2003	(4)	7.64	0.17	1.06	(0.17)	—	—	8.70	16.20	4,760	0.40	1.92	0.88	1.44	19
2002	(4)	9.02	0.21	(1.03)	(0.25)	(0.31)	—	7.64	(10.00)	1,007	0.40	2.62	0.83	2.19	20
2001	(4)(7)	12.02	0.29	(1.84)	(0.26)	(1.19)	—	9.02	(14.40)	—	0.40	2.79	0.79	2.40	32
Class Y
2006	(2)	$10.36	$0.19	$0.43	$(0.19)	$—	$—	$10.79	6.08%	$122,344	0.15%	3.59%	0.65%	3.09%	5%
2005	(3)	9.42	0.21	0.91	(0.18)	—	—	10.36	12.02	104,248	0.15	2.33	0.65	1.83	29
2004	(4)	8.71	0.19	0.71	(0.19)	—	—	9.42	10.39	95,664	0.15	2.05	0.64	1.56	12
2003	(4)	7.65	0.18	1.06	(0.18)	—	—	8.71	16.44	90,294	0.15	2.24	0.63	1.76	19
2002	(4)	9.02	0.22	(1.02)	(0.26)	(0.31)	—	7.65	(9.73)	39,740	0.15	2.58	0.58	2.15	20
2001	(5)	8.82	—	0.20	—	—	—	9.02	2.27	—	—	—	—	—	32

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the eleven-month fiscal period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to
August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

  (7)  On September 24, 2001, existing shares were designated as Class A shares.

  (8)  Includes a tax return of capital of less than $ 0.01 for the period ended September 30, 2004.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (10)  Expense ratios do not include expenses of the underlying funds.

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Return of Capital (8)	Net Asset Value End of Period	Total Return (9)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (10)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Income Allocation Fund (1)
Class A
2006	(2)	$11.25	$0.24	$0.07	$(0.25)	$—	$11.31	2.83%	$30,866	0.40%	4.41%	1.00%	3.81%	8%
2005	(3)	10.67	0.28	0.53	(0.23)	—	11.25	7.65	31,158	0.40	2.81	0.95	2.26	33
2004	(4)	10.29	0.31	0.38	(0.31)	—	10.67	6.75	28,997	0.40	2.92	0.91	2.41	17
2003	(4)	9.47	0.33	0.82	(0.33)	—	10.29	12.31	32,254	0.40	3.31	0.94	2.77	20
2002	(4)	10.20	0.41	(0.69)	(0.44)	(0.01)	9.47	(2.98)	34,725	0.40	4.08	1.04	3.44	23
2001	(5)	10.02	—	0.18	—	—	10.20	1.80	47,012	0.55	(0.43)	0.87	(0.75)	30
Class B
2006	(2)	$11.20	$0.20	$0.07	$(0.21)	$—	$11.26	2.48%	$3,036	1.15%	3.67%	1.75%	3.07%	8%
2005	(3)	10.63	0.21	0.53	(0.17)	—	11.20	6.99	2,910	1.15	2.04	1.70	1.49	33
2004	(4)	10.26	0.24	0.37	(0.24)	—	10.63	5.94	2,545	1.15	2.23	1.66	1.72	17
2003	(4)	9.45	0.26	0.81	(0.26)	—	10.26	11.46	857	1.15	2.50	1.68	1.97	20
2002	(4)	10.19	0.35	(0.71)	(0.37)	(0.01)	9.45	(3.66)	312	1.15	3.44	1.79	2.80	23
2001	(5)	10.02	—	0.17	—	—	10.19	1.70	—	—	—	—	—	30
Class C
2006	(2)	$11.22	$0.21	$0.06	$(0.21)	$—	$11.28	2.47%	$1,829	1.15%	3.71%	1.75%	3.11%	8%
2005	(3)	10.66	0.21	0.52	(0.17)	—	11.22	6.86	1,445	1.15	2.04	1.70	1.49	33
2004	(4)	10.28	0.23	0.38	(0.23)	—	10.66	5.95	1,388	1.15	2.14	1.66	1.63	17
2003	(4)	9.46	0.26	0.82	(0.26)	—	10.28	11.55	1,558	1.15	2.51	1.68	1.98	20
2002	(4)	10.19	0.33	(0.68)	(0.37)	(0.01)	9.46	(3.58)	555	1.15	3.24	1.79	2.60	23
2001	(5)	10.02	—	0.17	—	—	10.19	1.70	—	—	—	—	—	30
Class R
2006	(2)	$11.25	$0.24	$0.07	$(0.25)	$—	$11.31	2.77%	$36	0.65%	4.38%	1.40%	3.63%	8%
2005	(3)	10.69	0.26	0.52	(0.22)	—	11.25	7.35	9	0.65	2.60	1.35	1.90	33
2004	(4)(6)	10.29	0.31	0.37	(0.28)	—	10.69	6.64	1	0.40	2.95	0.91	2.44	17
2003	(4)	9.47	0.33	0.82	(0.33)	—	10.29	12.31	1,028	0.40	3.31	0.94	2.77	20
2002	(4)	10.19	0.41	(0.69)	(0.43)	(0.01)	9.47	(2.84)	714	0.40	4.26	1.04	3.62	23
2001	(4)(7)	10.48	0.49	(0.33)	(0.45)	—	10.19	1.54	—	0.40	4.71	0.92	4.19	30
Class Y
2006	(2)	$11.25	$0.26	$0.07	$(0.27)	$—	$11.31	2.96%	$59,564	0.15%	4.67%	0.75%	4.07%	8%
2005	(3)	10.67	0.31	0.52	(0.25)	—	11.25	7.85	55,293	0.15	3.06	0.70	2.51	33
2004	(4)	10.29	0.34	0.38	(0.34)	—	10.67	7.02	49,192	0.15	3.17	0.66	2.66	17
2003	(4)	9.47	0.35	0.82	(0.35)	—	10.29	12.58	23,678	0.15	3.60	0.69	3.06	20
2002	(4)	10.19	0.44	(0.70)	(0.45)	(0.01)	9.47	(2.65)	7,828	0.15	4.38	0.79	3.74	23
2001	(5)	10.02	—	0.17	—	—	10.19	1.70	—	—	—	—	—	30

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended February 28, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the eleven-month fiscal period October 1, 2004 to August 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to
August 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

  (7)  On September 24, 2001, existing shares were designated as Class A shares.

  (8)  Includes a tax return of capital of less than $ 0.01 for the period ended September 30, 2004.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (10)  Expense ratios do not include expenses of the underlying funds.

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements (unaudited as to February 28, 2006)

1 > Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "fund of funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year-end from September 30 to August 31, effective with the eleven-month fiscal period ended August 31, 2005.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of a fund's securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to post-October losses, losses deferred from wash sales, sales of Real Estate Investment Trusts ("REITs"), and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The tax character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2006 (estimated), the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004, were as follows (000):

	2006
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Strategy Aggressive Growth Allocation Fund	$1,586	$—	$—	$1,586
Strategy Growth Allocation Fund	2,248	—	—	2,248
Strategy Growth & Income Allocation Fund	4,486	—	—	4,486
Strategy Income Allocation Fund	2,123	—	—	2,123

FIRST AMERICAN FUNDS Semiannual Report 2006

	2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Strategy Aggressive Growth Allocation Fund	$1,345	$—	$—	$1,345
Strategy Growth Allocation Fund	1,971	—	—	1,971
Strategy Growth & Income Allocation Fund	4,262	—	—	4,262
Strategy Income Allocation Fund	1,867	—	—	1,867

	2004
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Strategy Aggressive Growth Allocation Fund	$812	$—	$5	$817
Strategy Growth Allocation Fund	1,753	—	5	1,758
Strategy Growth & Income Allocation Fund	4,528	—	17	4,545
Strategy Income Allocation Fund	2,258	—	11	2,269

As of August 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Strategy Aggressive Growth Allocation Fund	$28	$(33,353)	$7,480	$(25,845)
Strategy Growth Allocation Fund	165	(15,402)	5,088	(10,149)
Strategy Growth & Income Allocation Fund	598	(24,742)	16,277	(7,867)
Strategy Income Allocation Fund	450	(1,043)	3,175	2,582

The differences between book and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and return of capital distributions related to REIT investments by the affiliated funds.

As of August 31, 2005, the following funds had capital loss carryforwards (000):

	Expiration Year
Fund	2008	2009	2010	2011	2012	2013	Total
Strategy Aggressive Growth Allocation Fund	$2,525	$2,998	$745	$17,039	$10,046	$—	$33,353
Strategy Growth Allocation Fund	—	—	9	2,205	11,286	1,902	15,402
Strategy Growth & Income Allocation Fund	—	—	44	1,447	20,057	3,194	24,742
Strategy Income Allocation Fund	—	149	—	550	344	—	1,043

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2006.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.25%. USBAM has agreed to waive fees and reimburse other fund expenses through at least June 30, 2006 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – USBAM serves as the funds' "Administrator" pursuant to an administration contract between USBAM and the funds. U.S. Bancorp Fund

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration contract between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, the Administrator is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay the Administrator fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% of the next $17 billion of the aggregate average daily net assets, 0.12% of the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse the Administrator and sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended February 28, 2006, administration fees paid to USBAM by the funds included in this semiannual report were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$68
Strategy Growth Allocation Fund	91
Strategy Growth & Income Allocation Fund	161
Strategy Income Allocation Fund	58

TRANSFER AGENT FEES – USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FASF. FASF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FASF. Under the transfer agent and shareholder servicing agreement, FASF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for any out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended February 28, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$111
Strategy Growth Allocation Fund	148
Strategy Growth & Income Allocation Fund	262
Strategy Income Allocation Fund	94

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees for Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund were increased by $51, $0, $70, and $0 as a result of overdrafts, respectively. Custodian fees were not reduced as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund's average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FASF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the funds' Class R shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets

FIRST AMERICAN FUNDS Semiannual Report 2006

attributable to Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the six-month period ended February 28, 2006 (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$69
Strategy Growth Allocation Fund	89
Strategy Growth & Income Allocation Fund	219
Strategy Income Allocation Fund	39

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: registration fees, legal, auditing, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund's direct expenses as described above, fund shareholders also bear a proportionate share of the underlying affiliated funds' expenses. For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended February 28, 2006, total front-end sales charges and CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$122
Strategy Growth Allocation Fund	262
Strategy Growth & Income Allocation Fund	245
Strategy Income Allocation Fund	71

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

4 > Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Strategy Aggressive Growth Allocation Fund			Strategy Growth Allocation Fund			Strategy Growth & Income Allocation Fund			Strategy Income Allocation Fund
	Six- Month Period Ended 2/28/06 (unaudited)	Eleven- Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six- Month Period Ended 2/28/06 (unaudited)	Eleven- Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six- Month Period Ended 2/28/06 (unaudited)	Eleven- Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04	Six- Month Period Ended 2/28/06 (unaudited)	Eleven- Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04
Class A:
Shares issued	794	1,173	1,547	766	1,733	1,965	1,099	2.088	2,863	336	892	1,108
Shares issued in lieu of cash distributions	70	74	52	93	102	107	219	231	264	59	54	83
Shares redeemed	(600)	(2,338)	(2,579)	(944)	(2,929)	(3,282)	(2,480)	(3,448)	(6,337)	(437)	(894)	(1,606)
Total Class A transactions	264	(1,091)	(980)	(85)	(1,094)	(1,210)	(1,162)	(1,129)	(3,210)	(42)	52	(415)
Class B:
Shares issued	46	69	77	126	151	205	131	157	197	25	69	167
Shares issued in lieu of cash distributions	2	2	—	5	3	1	6	4	2	5	3	3
Shares redeemed	(11)	(37)	(4)	(18)	(40)	(13)	(24)	(44)	(36)	(19)	(52)	(14)
Total Class B transactions	37	34	73	113	114	193	113	117	163	11	20	156
Class C:
Shares issued	52	70	43	57	107	87	90	77	209	48	59	76
Shares issued in lieu of cash distributions	2	1	1	4	3	4	4	3	4	2	2	3
Shares redeemed	(15)	(43)	(27)	(32)	(65)	(133)	(31)	(89)	(238)	(17)	(62)	(101)
Total Class C transactions	39	28	17	29	45	(42)	63	(9)	(25)	33	(1)	(22)
Class R:
Shares issued	1	—	36	4	3	156	5	2	82	2	1	61
Shares issued in lieu of cash distributions	—	—	1	—	—	3	—	—	7	—	—	3
Shares redeemed	—	—	(154)	(1)	—	(444)	—	—	(636)	—	—	(164)
Total Class R transactions	1	—	(117)	3	3	(285)	5	2	(547)	2	1	(100)
Class Y:
Shares issued	1,148	1,744	658	1,238	1,785	751	1,914	2,044	1,664	580	1,130	2,894
Shares issued in lieu of cash distributions	59	50	30	93	82	71	185	183	206	114	106	117
Shares redeemed	(419)	(873)	(1,272)	(369)	(881)	(915)	(829)	(2,315)	(2,080)	(344)	(933)	(701)
Total Class Y transactions	788	921	(584)	962	986	(93)	1,270	(88)	(210)	350	303	2,310
Net increase (decrease) in capital shares	1,129	(108)	(1,591)	1,022	54	(1,437)	289	(1,107)	(3,829)	354	375	1,929

FIRST AMERICAN FUNDS Semiannual Report 2006

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended February 28, 2006, the fiscal period ended August 31, 2005, and the fiscal year ended September 30, 2004, as follows:

Fund	Six- Month Period Ended 2/28/06	Eleven- Month Fiscal Period Ended 8/31/05	Year Ended 9/30/04
Strategy Aggressive Growth Allocation Fund	1,568	2,981	357
Strategy Growth Allocation Fund	6,131	4,289	2,810
Strategy Growth & Income Allocation Fund	2,312	13,545	1,427
Strategy Income Allocation Fund	3,885	1,455	489

5 > Investment Security Transactions

During the six-month period ended February 28, 2006, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Strategy Aggressive Growth Allocation Fund	$19,865	$6,013
Strategy Growth Allocation Fund	19,014	6,497
Strategy Growth & Income Allocation Fund	19,884	13,651
Strategy Income Allocation Fund	11,247	7,226

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at February 28, 2006, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Strategy Aggressive Growth Allocation Fund	$17,906	$(5,152)	$12,754	$108,088
Strategy Growth Allocation Fund	20,707	(10,170)	10,537	146,261
Strategy Growth & Income Allocation Fund	36,118	(12,119)	23,999	239,462
Strategy Income Allocation Fund	5,322	(2,586)	2,736	92,412

6 > Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. At February 28, 2006, Strategy Growth & Income Allocation Fund held the following position, which exceeded 5% of the underlying fund's shares outstanding:

Strategy Growth & Income Allocation Fund Underlying Fund	Percent of Shares Held
Large Cap Select Fund	6.04%

7 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 > Investment Advisor Name Change

Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

FIRST AMERICAN FUNDS Semiannual Report 2006

NOTICE TO SHAREHOLDERS (unaudited)

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND or (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2006

Board of Directors First American Strategy Funds, Inc.

Virginia Stringer
Chairperson of First American Strategy Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Strategy Funds, Inc.
Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson
Director of First American Strategy Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget
Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Strategy Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

SUB-ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0065-06 4/2006 SAR-LIFECYCLE

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)   The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006